Other Financial Data - Summary of Components of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Financial Data [Abstract]
Deferred revenue	$ 55	$ 60
Total long-term portion of lease obligations, net	139	155
Total long-term portion of lease obligations, net	34	59
Unrecognized tax positions	44	48
Other	81	125
Total	$ 353	$ 447